Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth information concerning: (1) the compensation of our President and Chief Executive Officer (Andy Callahan) and the average compensation for our other Named Executive Officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2020, 2021 and 2022 and (2) and our cumulative total shareholder return (“
TSR
”), the cumulative TSR of our selected index (“
Index TSR
”), Net Income and adjusted EBITDA over such years in accordance with SEC rules for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Callahan ($)	Compensation Actually Paid to Callahan ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	S&P 1500 Packaged Foods and Meats Sub- Index TSR ($)(3)	Net Income ($MMs)	Adjusted EBITDA ($MMs)(4)

2022	$6,250,854	$6,977,288	$1,514,561	$1,653,175	$154.33	$126.98	$164	$294
2021	5,396,483	10,222,985	1,270,395	1,529,926	140.44	117.39	119	269
2020	4,678,670	4,434,550	1,251,556	915,114	100.69	103.85	108	240

(1)	The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Andrew P. Callahan	Travis E. Leonard, Arist R. Mastorides, Daniel J. O’Leary, Jolyn J. Sebree, Michael J. Gernigin
2021	Andrew P. Callahan	Michael J. Gernigin, Daniel J. O’Leary, Jolyn J. Sebree, Michael J. Cramer, Brian T. Purcell
2020	Andrew P. Callahan	Brian T. Purcell, Andrew W. Jacobs, Jolyn J. Sebree, Michael J. Cramer, Thomas A. Peterson

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	Callahan	Average non- CEO NEOs	Callahan	Average non- CEO NEOs	Callahan	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($2,667,234)	($612,451)	($3,018,826)	($558,806)	($3,394,075)	($550,808)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,818,087	584,650	5,415,208	619,967	4,191,263	667,979
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0	0	48,891	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(56,947)	(6,726)	2,630,693	171,219	937,057	70,971
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(225,857)	(25,677)	(22,696)	80,204	(1,007,811)	(49,528)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(112,169)	(276,238)	(177,877)	(101,944)	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0
TOTAL ADJUSTMENTS	($244,120)	($336,442)	$4,826,502	$259,531	$726,434	$138,614

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The S&P 1500 Packaged Foods & Meats
Sub-Index
is the same index we use in our performance graph in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.

(4)
Adjusted EBITDA is a non-GAAP financial measure. Adjusted EBITDA is defined as net income adjusted to exclude (i) interest expense, net, (ii) depreciation and amortization, (iii) income taxes, and (iv) share-based compensation, as further adjusted to eliminate the impact of certain items that the Company does not consider indicative of its ongoing operating performance. For a reconciliation
of adjusted EBITDA to the most comparable GAAP financial measure for 2020, 2021 and 2022, please see Appendix A attached hereto for more information on Adjusted EBITDA and a reconciliation
to net income under GAAP.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Andrew P. Callahan	Travis E. Leonard, Arist R. Mastorides, Daniel J. O’Leary, Jolyn J. Sebree, Michael J. Gernigin
2021	Andrew P. Callahan	Michael J. Gernigin, Daniel J. O’Leary, Jolyn J. Sebree, Michael J. Cramer, Brian T. Purcell
2020	Andrew P. Callahan	Brian T. Purcell, Andrew W. Jacobs, Jolyn J. Sebree, Michael J. Cramer, Thomas A. Peterson

Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The S&P 1500 Packaged Foods & Meats
Sub-Index
is the same index we use in our performance graph in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 6,250,854	$ 5,396,483	$ 4,678,670
PEO Actually Paid Compensation Amount	$ 6,977,288	10,222,985	4,434,550
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021		2022
Adjustments	Callahan	Average non- CEO NEOs	Callahan	Average non- CEO NEOs	Callahan	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($2,667,234)	($612,451)	($3,018,826)	($558,806)	($3,394,075)	($550,808)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,818,087	584,650	5,415,208	619,967	4,191,263	667,979
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0	0	48,891	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(56,947)	(6,726)	2,630,693	171,219	937,057	70,971
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(225,857)	(25,677)	(22,696)	80,204	(1,007,811)	(49,528)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(112,169)	(276,238)	(177,877)	(101,944)	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0
TOTAL ADJUSTMENTS	($244,120)	($336,442)	$4,826,502	$259,531	$726,434	$138,614

Non-PEO NEO Average Total Compensation Amount	$ 1,514,561	1,270,395	1,251,556
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,653,175	1,529,926	915,114
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022
Adjustments	Callahan	Average non- CEO NEOs	Callahan	Average non- CEO NEOs	Callahan	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($2,667,234)	($612,451)	($3,018,826)	($558,806)	($3,394,075)	($550,808)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,818,087	584,650	5,415,208	619,967	4,191,263	667,979
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0	0	48,891	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(56,947)	(6,726)	2,630,693	171,219	937,057	70,971
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(225,857)	(25,677)	(22,696)	80,204	(1,007,811)	(49,528)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(112,169)	(276,238)	(177,877)	(101,944)	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0
TOTAL ADJUSTMENTS	($244,120)	($336,442)	$4,826,502	$259,531	$726,434	$138,614

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2022:

•	Adjusted EBITDA;

•	Net Revenue;

•	Free Cash Flow; and

•	Relative TSR.

Total Shareholder Return Amount	$ 154.33	140.44	100.69
Peer Group Total Shareholder Return Amount	126.98	117.39	103.85
Net Income (Loss)	$ 164,000,000	$ 119,000,000	$ 108,000,000
Company Selected Measure Amount	294,000,000	269,000,000	240,000,000
PEO Name	Andrew P. Callahan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA;
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP financial measure. Adjusted EBITDA is defined as net income adjusted to exclude (i) interest expense, net, (ii) depreciation and amortization, (iii) income taxes, and (iv) share-based compensation, as further adjusted to eliminate the impact of certain items that the Company does not consider indicative of its ongoing operating performance. For a reconciliation
of adjusted EBITDA to the most comparable GAAP financial measure for 2020, 2021 and 2022, please see Appendix A attached hereto for more information on Adjusted EBITDA and a reconciliation
to net income under GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR.
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,394,075)	$ (3,018,826)	$ (2,667,234)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,191,263	5,415,208	2,818,087
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	937,057	2,630,693	(56,947)
PEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,007,811)	(22,696)	(225,857)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(177,877)	(112,169)
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	726,434	4,826,502	(244,120)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(550,808)	(558,806)	(612,451)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	667,979	619,967	584,650
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	48,891	0
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	70,971	171,219	(6,726)
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,528)	80,204	(25,677)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(101,944)	(276,238)
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 138,614	$ 259,531	$ (336,442)